Notes to the interim condensed consolidated statement of financial position - Property, plant, and equipment - Additional Information (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Property, Plant and Equipment
Increase in net value of property, plant and equipment	€ 0.5
Amortization
Property, Plant and Equipment
Increases	1.7
Right of use
Property, Plant and Equipment
Increases	1.2
Fibroscan machines
Property, Plant and Equipment
Additions to right-of-use assets	0.4
Increases	€ 0.3